Inventory Purchase Commitments (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reserve Against Inventory Purchase Prepayment [Line Items]
Additions	¥ (67,002)	$ (9,745)	¥ 82,032	¥ (90,300)
Ending balance	643,673	93,619
Supplier C [Member]
Reserve Against Inventory Purchase Prepayment [Line Items]
Beginning balance	(623,474)	(90,681)	(619,856)	(609,184)
Additions	(20,199)	(2,938)	(3,618)	(10,672)
Ending balance	¥ (643,673)	$ (93,619)	¥ (623,474)	¥ (619,856)